SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2014
SUBSIDIARIES [Abstract]
Schedule of Significant Subsidiaries [Table Text Block]
The following table lists our significant subsidiaries and their purpose as of December 31, 2014. Unless otherwise indicated, we own 100% of each subsidiary.

Name	Jurisdiction of Incorporation	Purpose
Golar Partners Operating LLC	Marshall Islands	Holding Company
Golar LNG Holding Corporation	Marshall Islands	Holding Company
Golar Maritime (Asia) Inc.	Republic of Liberia	Holding Company
Oxbow Holdings Inc.	British Virgin Islands	Holding Company
Faraway Maritime Shipping Company (60% ownership)	Republic of Liberia	Owns and operates Golar Mazo
Golar LNG 2215 Corporation	Marshall Islands	Leases Methane Princess
Golar Spirit Corporation	Marshall Islands	Owns Golar Spirit
Golar Freeze Holding Corporation	Marshall Islands	Owns Golar Freeze
Golar 2215 UK Ltd	United Kingdom	Operates Methane Princess
Golar Spirit UK Ltd	United Kingdom	Operates Golar Spirit
Golar Winter UK Ltd	United Kingdom	Operates Golar Winter
Golar Freeze UK Ltd	United Kingdom	Operates Golar Freeze
Golar Servicos de Operacao de Embaracaoes Limited	Brazil	Management Company
Golar Khannur Corporation	Marshall Islands	Holding Company
Golar LNG (Singapore) Pte.Ltd.	Singapore	Holding Company
PT Golar Indonesia*	Indonesia	Owns and operates NR Satu
Golar 2226 UK Ltd	United Kingdom	Operates Golar Grand
Golar LNG 2234 Corporation	Republic of Liberia	Owns and operates Golar Maria
Golar Winter Corporation	Marshall Islands	Owns Golar Winter
Golar Grand Corporation	Marshall Islands	Owns Golar Grand
Golar Hull M2031 Corporation	Marshall Islands	Owns and operates Golar Igloo
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* We hold all of the voting stock and control all of the economic interests in PT Golar Indonesia ("PTGI") pursuant to a Shareholder's Agreement with the other shareholder of PTGI, PT Pesona Sentra Utama ("PT Pesona"). PT Pesona holds the remaining 51% interest in the issued share capital of PTGI.

Balance Sheet of Variable Interest Entity [Table Text Block]
The following table summarizes the balance sheets of PTGI as of December 31, 2014 and 2013:

(in thousands of $)	2014	2013
ASSETS
Cash	17,181	8,225
Restricted cash	10,152	9,980
Vessels and equipment, net*	333,152	354,255
Other assets	13,545	9,056
Total assets	374,030	381,516

LIABILITIES AND EQUITY
Accrued liabilities	6,307	25,020
Current portion of long-term debt	14,300	14,300
Amounts due to related parties	188,323	189,835
Long-term debt	112,100	126,400
Other liabilities	8,693	6,283
Total liabilities	329,723	361,838
Total equity	44,307	19,678
Total liabilities and equity	374,030	381,516

*PTGI recorded the NR Satu at acquisition price when it purchased the vessel from a Golar related party entity. However, as the acquisition of the subsidiaries which own and operate the NR Satu was deemed to be a reorganization of entities under common control, we recorded the NR Satu at historical book values.